Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property and equipment, accumulated depreciation	$ 16,775	$ 20,200
Finite-Lived Intangible Assets, Accumulated Amortization	$ 2,207,208	$ 1,756,657
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	9,271,639	9,234,139
Common stock outstanding	6,498,251	6,460,751
Treasury Stock par value	$ 0.0001	$ 0.0001
Treasury Stock shares outstanding	37,500	37,500
AAA Preferred Stock [Member]
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	4,930,000	4,930,000
Preferred Stock shares issued	31,413	31,413
Preferred stock shares outstanding	31,413	31,413
Preferred stock Series C [Member]
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	1,500	1,500
Preferred Stock shares issued	0	0
Preferred stock shares outstanding	0	0
Preferred Stock Series E [Member]
Preferred Stock par value	$ 80	$ 80
Preferred Stock shares authorized	70,000	70,000
Preferred Stock shares issued	61,688	61,688
Preferred stock shares outstanding	61,688	61,688